CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	May 10, 2022 shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Number of American depositary share ("ADS") representing ordinary share ("Share")	10